Acquisitions - Additional Information (Detail) - JPY (¥) ¥ in Millions			12 Months Ended
	Apr. 01, 2019	Jan. 29, 2019	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of detailed information about business combination [Line Items]
Gain recognized as a result of remeasuring previously held interest to fair value			¥ 22,040
Cash consideration paid, net of cash and cash equivalents acquired by obtaining control of the subsidiaries			¥ 15,942	¥ (37,966)	¥ 160,862
Foreign [member] | PT Bank BTPN Tbk [member]
Disclosure of detailed information about business combination [Line Items]
Equity Interest in associate		40.58%
Equity interest acquired			98.50%
Equity ownership interest			98.40%
Daiwa SB Investments Ltd [member]
Disclosure of detailed information about business combination [Line Items]
Equity Interest in associate	48.96%		50.12%
Equity interest acquired	50.12%
Gain recognized as a result of remeasuring previously held interest to fair value			¥ 21,998
Assets other than cash or cash equivalents			72,642
Liabilities assumed			21,330
Cash consideration paid, net of cash and cash equivalents acquired by obtaining control of the subsidiaries			¥ 15,942
American Railcar Leasing LLC [member]
Disclosure of detailed information about business combination [Line Items]
Cash consideration paid, net of cash and cash equivalents acquired by obtaining control of the subsidiaries					¥ 9,644	¥ 160,862
Sumitomo Mitsui DS Asset Management Company, Limited [member]
Disclosure of detailed information about business combination [Line Items]
Equity Interest in associate			50.12%
Equity ownership interest	51.19%
PT Bank Tabungan Pensiunan Nasional Tbk [member]
Disclosure of detailed information about business combination [Line Items]
Loans and receivables to customers			¥ 522,918
Gross contractual amounts receivable			517,840
Gross contractual amounts receivable, expected to be uncollectible			12,404
Gain recognized as a result of remeasuring previously held interest to fair value			25,744
Assets other than cash or cash equivalents			688,192
Liabilities assumed			¥ 643,346
Cash consideration paid, net of cash and cash equivalents acquired by obtaining control of the subsidiaries				¥ (37,966)